Long-Term Debt - Additional Information - Revolvers (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) valuator credit_facility vessel	Dec. 31, 2023 USD ($)	Jan. 26, 2018
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		$ 321,800,000
Undrawn amount of revolving credit facility		$ 321,800,000
Teekay Parent | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt interest rate			5.00%
Minimum
Debt Instrument [Line Items]
Number of Third Party Valuators | valuator	2
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Credit facility, maximum borrowing capacity	$ 254,000,000.0
Undrawn amount of revolving credit facility	$ 254,000,000.0
Debt instrument spread on variable rate	2.00%
Available capacity reduced under revolving credit facility in year 2	$ 66,400,000
Debt Instrument, Collateral, Number of Vessels | vessel	19
Line Of Credit Reduction Of Available Borrowing Capacity in Year One	$ 67,800,000
Available capacity reduced under revolving credit facility in year 3	55,000,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four	43,300,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Five	$ 21,500,000